THE GRADISON GOVERNMENT RESERVES FUND

                                                                   ANNUAL
                                                                   REPORT
                                                                   OCTOBER 31,
                                                                   1999

                                  (LOGO)(R)
                                Victory Funds

Victory Funds
Risk/Reward Investment Spectrum

The Victory Funds offer a combined total of 33 money market, fixed income, specialty and equity mutual funds for individuals and institutions.

LOW REWARD HIGH

Money Market

Ohio Municipal Money Market
New York Daily Tax-Free Income
Tax-Free Money Market
Institutional Money Market
Financial Reserves
Prime Obligations
Gradison Government Reserves
Federal Money Market
U.S. Government Obligations

Income

Taxable

Investment Quality Bond
Government Mortgage
Fund for Income
Intermediate Income
Limited Term Income

Tax-Free

Ohio Municipal Bond
New York Tax-Free
National Municipal Bond

Specialty

Real Estate Investment
Convertible Securities
Balanced

Growth/Equity

International Growth
Small Co. Opportunity
Ohio Regional Stock
Special Value
Growth
Stock Index
Diversified Stock
Established Value
Lakefront
Value

LOW RISK HIGH

Source: Investment Product Group, Key Asset Management.

This report is authorized for distribution only when preceded or accompanied by a current prospectus for the Gradison Government Reserves Fund. For more complete information including a prospectus, which includes fees and ongoing expenses, please call 1-800-539-FUND.(R) Please read it carefully before investing or sending money.

                              TABLE OF CONTENTS

Letter to our Shareholders                                            2

Financial Statements

Schedules of Investments                                              3
Statements of Assets and Liabilities                                  5
Statements of Operations                                              6
Statements of Changes in Net Assets                                   7
Financial Highlights                                                  8
Notes to Financial Statements                                         9
Report of Independent Accountants                                    13

NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Fund could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Fund's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Fund. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Fund.

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Gradison Government Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                  (LOGO)(R)
                                Victory Funds

                              1-800-539-FUND(R)
                              (1-800-539-3863)

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help realize your investment goals! I am pleased to present the Victory Gradison Government Reserves Fund's Annual Report for the periods ended September 30,1999 and October 31, 1999. I hope you find this report useful, easy to read, and a valuable tool.

At Victory Funds, we recognize that you, our valued shareholder, are the key to our continued success. Your ongoing investor confidence has enabled the Funds, as a whole, to grow year-after-year. Victory Funds are now 32 mutual funds strong with more than $18 billion in assets under management.

Because we believe that an informed investor is the best investor, I thought it was important to share with you "What Makes Victory Funds Different?" I am confident that after you review the following points of interest you will be further reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. It's the essence of Victory Funds. Our portfolio managers and teams are known for adhering to a fund's investment style and objective. In simple terms, "we stick to our knitting."

A Disciplined Investment Process. Key Asset Management, the adviser to Victory Funds, draws from over 100 years of investment management experience and employs a structured and disciplined process of selecting securities for Victory portfolios.

Team Approach to Investment Management. A knowledgeable team of investment professionals backs the portfolio management of each Victory Fund. Although each Victory Fund features one or two portfolio managers, you benefit from a number of talented investment minds supporting their efforts.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment consultants, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The bottom-line -- results. At Victory Funds, we strive for optimal investment returns at reasonable risk levels. We are committed to managing the risk/return equation for Victory shareholders.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson
Leigh A. Wilson
President
Victory Funds

Gradison Government Reserves Money Market Fund

                             9/30/99  10/31/99

Seven-Day Yield              4.57%    4.66%
Seven-Day Effective Yield    4.67%    4.77%
One Year Total Return        4.46%    4.44%

Gradison Government Reserves Money Market Fund

Days to Maturity             9/30/99  10/31/99

Less than 30 Days            41.9%    57.7%
31 to 60 Days                26.5%    16.5%
61 to 90 Days                13.4%     3.0%
Greater than 90 Days         18.2%    22.8%

An investment in the Fund is not insured or guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE VICTORY PORTFOLIOS                                  Schedule of Investments
Gradison Government Reserves Fund                              October 31, 1999

(Amounts in Thousands)

                                            Principal         Amortized
Security Description                        Amount            Cost

U.S. Government Agencies (99.8%)

Federal Farm Credit Bank (18.9%):
5.16%, 11/1/99                              $ 50,000          $   49,999
5.21%*, 11/1/99, MTN                          25,000              24,997
5.22%*, 11/1/99                               60,600              60,599
5.14%, 11/2/99                                19,500              19,497
5.25%, 11/15/99                               19,500              19,460
5.24%, 11/17/99                                  535                 534
5.25%*, 11/20/99                              45,000              44,979
5.24%, 11/22/99                               10,567              10,535
5.15%, 11/29/99                               15,000              14,940
5.00%, 12/15/99                               25,000              25,000
5.00%, 12/30/99                               10,000              10,000
4.76%, 1/18/00                                25,000              24,988
5.53%, 1/28/00                                24,000              23,676
5.02%, 3/1/00                                 25,000              24,940
5.46%, 3/1/00                                 19,907              19,542
5.56%, 4/3/00                                 10,000               9,988

                                                                 383,674

Federal Home Loan Bank (52.6%):
5.58%*, 11/1/99                               25,000              25,000
5.13%*, 11/3/99                               30,000              29,996
5.20%, 11/3/99                                50,200              50,185
5.85%*, 11/3/99                               20,000              19,999
4.74%, 11/5/99                                15,043              15,035
5.24%, 11/10/99                               93,055              92,933
5.27%*, 11/12/99                              25,000              24,992
5.15%, 11/15/99                               25,000              24,950
5.23%, 11/17/99                               50,823              50,705
5.17%, 11/19/99                              111,500             111,212
4.90%, 12/1/99                                25,000              25,003
5.24%, 12/1/99                                16,200              16,129
5.25%, 12/3/99                                88,648              88,234
5.21%, 12/8/99                               129,720             129,026
5.26%, 12/15/99                               25,000              24,839
5.01%, 12/20/99                               11,000              10,925
4.86%, 1/14/00                                25,000              24,997
5.39%, 2/2/00                                 25,000              24,652
5.54%, 2/15/00                                81,952              80,616
4.95%, 2/22/00                                12,700              12,698
5.54%, 2/22/00                                24,400              23,976
5.53%, 3/1/00                                 25,000              24,535
5.08%, 3/3/00                                 26,000              25,954
5.52%, 3/8/00                                 35,000              34,313
5.60%, 4/7/00                                 18,000              17,557
5.50%, 7/21/00                                25,000              24,993
5.48%, 7/28/00                                15,015              14,398
5.88%, 9/7/00                                 10,000               9,998
6.20%, 10/27/00,
  Callable 1/27/00 @100                       10,000              10,000

                                                               1,067,850

Student Loan Marketing Assoc. (28.3%):
5.30%*, 11/1/99                               10,000              10,000
5.42%*, 11/2/99                               50,000              50,000
5.42%*, 11/2/99                               25,000              25,000
5.55%*, 11/2/99                               50,000              50,002
5.57%*, 11/2/99                               50,000              50,000
5.71%*, 11/2/99                               20,000              20,000
5.74%*, 11/2/99, MTN                          50,000              49,997
5.75%*, 11/2/99                               27,500              27,500
5.78%*, 11/2/99                               20,000              20,000
5.80%*, 11/2/99                                9,300               9,301
5.85%*, 11/2/99                               50,000              49,981
5.17%*, 11/7/99, MTN                          50,000              49,993
5.89%, 11/17/99, MTN                          60,230              60,258
4.93%, 2/8/00, MTN                            25,000              24,995
4.90%, 2/10/00, MTN                           15,000              14,998
5.05%, 3/10/00, MTN                           30,000              29,997
5.57%, 3/17/00                                11,000              10,992
5.80%*, 11/2/00                               20,000              20,000

                                                                 573,014

Total U.S. Government Agencies
(Amortized Cost $2,024,538)                                    2,024,538

Total Investments
(Amortized Cost $2,024,538) (a) -- 99.8%                       2,024,538

Other assets in excess of liabilities -- 0.2%                      3,482

TOTAL NET ASSETS -- 100.0%                                    $2,028,020

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 10/31/99. The date reflects the next rate change date.

MTN -- Medium Term Note

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                  Schedule of Investments
Gradison Government Reserves Fund                            September 30, 1999

(Amounts in thousands)

                                            Principal         Amortized
Security Description                        Amount            Cost

U.S. Government Agencies (99.9%)

Federal Farm Credit Bank (13.8%):
5.24%*, 10/1/99                             $ 37,500          $   37,500
5.18%*, 10/1/99, MTN                          25,000              24,996
5.05%, 10/6/99                                15,000              14,989
5.19%, 10/21/99                               19,870              19,813
5.11%, 10/25/99                               20,000              19,932
5.12%, 10/28/99                               11,525              11,481
5.25%, 11/15/99                               19,500              19,372
5.24%, 11/17/99                                  535                 531
5.25%, 11/22/99                               10,567              10,487
5.15%, 11/29/99                               15,000              14,873
5.00%, 12/15/99                               25,000              25,000
5.00%, 12/30/99                               10,000              10,000
4.76%, 1/18/00                                25,000              24,983
5.02%, 3/1/00                                 25,000              24,925
5.46%, 3/1/00                                 19,907              19,448

                                                                 278,330

Federal Home Loan Bank (60.1%):
5.17%, 10/1/99                                26,195              26,195
5.26%*, 10/1/99                               50,000              50,000
5.22%, 10/6/99                                60,000              59,956
5.56%*, 10/6/99                               20,000              19,998
5.21%, 10/8/99                                19,000              18,981
5.21%, 10/12/99                               44,925              44,853
5.23%*, 10/12/99                              25,000              24,992
5.08%, 10/13/99                               32,084              32,030
5.15%, 10/22/99                               38,000              37,886
5.19%, 10/27/99                               25,000              24,906
5.00%, 10/28/99                               21,000              20,999
5.10%, 10/29/99                                9,650               9,612
5.13%*, 11/3/99                               30,000              29,995
5.19%, 11/3/99                                25,200              25,080
4.74%, 11/5/99                                15,043              14,974
5.24%, 11/10/99                              100,000              99,418
5.21%, 11/12/99                               62,700              62,319
5.23%, 11/17/99                               50,823              50,476
5.17%, 11/19/99                              111,500             110,715
4.90%, 12/1/99                                25,000              25,006
5.26%, 12/3/99                                58,648              58,108
5.21%, 12/8/99                               113,355             112,239
5.26%, 12/15/99                               25,000              24,726
5.01%, 12/20/99                               11,000              10,878
4.86%, 1/14/00                                25,000              24,995
5.39%, 2/2/00                                 25,000              24,536
4.95%, 2/22/00                                15,000              14,997
5.53%, 3/1/00                                 25,000              24,416
5.08%, 3/3/00                                 26,000              25,942
5.52%, 3/8/00                                 35,000              34,146
5.50%, 7/21/00                                25,000              24,992
5.48%, 7/28/00                                15,015              14,327
5.88%, 9/7/00                                 10,000               9,998
6.10%, 10/12/00                               20,000              20,001

                                                               1,212,692

Student Loan Marketing Assoc. (26.0%):
5.27%*, 10/1/99                               10,000              10,000
5.13%*, 10/5/99                               50,000              50,000
5.14%*, 10/5/99                               25,000              25,000
5.26%*, 10/5/99                               50,000              50,004
5.29%*, 10/5/99                               50,000              50,000
5.43%*, 10/5/99                               20,000              20,000
5.45%*, 10/5/99, MTN                          50,000              49,996
5.46%*, 10/5/99                               20,000              20,000
5.49%*, 10/5/99                               20,000              20,000
5.56%*, 10/5/99                               50,000              49,978
5.16%*, 11/7/99, MTN                          50,000              49,991
5.89%, 11/17/99, MTN                          60,230              60,313
4.93%, 2/8/00, MTN                            25,000              24,993
4.90%, 2/10/00, MTN                           15,000              14,997
5.05%, 3/10/00, MTN                           30,000              29,996

                                                                 525,268

Total U.S. Government Agencies
(Amortized Cost $2,016,290)                                    2,016,290

Total Investments
(Amortized Cost $2,016,290) (a) -- 99.9%                       2,016,290

Other assets in excess of liabilities -- 0.1%                      2,465

TOTAL NET ASSETS -- 100.0%                                    $2,018,755

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 9/30/99. The date reflects the next rate change date.

MTN -- Medium Term Note

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                     Statements of Assets and Liabilities

(Amounts in Thousands, Except Per Share Amounts)

                                                         Gradison Government
                                                            Reserves Fund

                                                    October 31,   September 30,
                                                    1999          1999
ASSETS:
Investments, at amortized cost                      $2,024,538    $2,016,290
Cash                                                        38            --
Interest receivable                                     12,454        11,254

    Total Assets                                     2,037,030     2,027,544

LIABILITIES:
Dividends payable                                        7,967         7,724
Accrued expenses and other payables:
  Investment advisory fees                                 630           624
  Administration fees                                       15            12
  Distribution fees                                        183           178
  Other                                                    215           251

    Total Liabilities                                    9,010         8,789

NET ASSETS:
Capital                                              2,028,020     2,018,755

    Net Assets                                      $2,028,020    $2,018,755

Net Assets
  Class G                                           $2,028,020    $2,018,755

    Total                                           $2,028,020    $2,018,755

Outstanding units of beneficial interest (shares)
  Class G                                            2,028,020     2,018,755

    Total                                            2,028,020     2,018,755

Net asset value
  Redemption price per share -- Class G             $     1.00    $     1.00

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Statements of Operations

(Amounts in Thousands)

                                                        Gradison Government
                                                          Reserves Fund

                                                    One Month     Year
                                                    Ended         Ended
                                                    October 31,   September 30,
                                                    1999          1999

Investment Income:
Interest Income                                     $9,207        $106,979

Expenses:
Investment advisory fees                               750           9,105
Administration fees                                    191           1,148
Distribution fees                                      173           2,109
Legal and audit fees                                    14             172
Custodian fees                                          31             203
Fund accounting fees                                    11             164
Printing fees                                            6             227
Registration fees                                        2             140
Transfer agent fees                                    276           3,026
Trustees' fees and expenses                              4              34
Miscellaneous expenses                                   1              37

    Total Expenses                                   1,459          16,365

    Expenses voluntarily reduced                      (219)         (1,016)

    Expenses before reimbursement from distributor   1,240          15,349

    Expenses reimbursed by distributor                  --            (254)

    Net Expenses                                     1,240          15,095

Net Investment Income                                7,967          91,884

Change in net assets resulting from operations      $7,967        $ 91,884

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets

(Amounts in Thousands)

                                               Gradison Government
                                                  Reserves Fund

                                    One Month     Year            Year
                                    Ended         Ended           Ended
                                    October 31,   September 30,   September 30,
                                    1999          1999            1998

From Investment Activities:

Operations:
    Net investment income           $    7,967    $    91,884     $    87,166

Change in net assets resulting
  from operations                        7,967         91,884          87,166

Distributions to Shareholders:

    From net investment income
      Class G                           (7,967)       (91,884)        (87,166)

Change in net assets from
  distributions to shareholders         (7,967)       (91,884)        (87,166)

Capital Transactions:
    Proceeds from shares issued        655,277      8,742,822       9,220,289
    Dividends reinvested                 7,620         82,687          85,372
    Cost of shares redeemed           (653,632)    (8,740,578)     (8,981,895)

Change in net assets from
  capital transactions                   9,265         84,931         323,766

Change in net assets                     9,265         84,931         323,766

Net Assets:
    Beginning of period              2,018,755      1,933,824       1,610,058

    End of period                   $2,028,020    $ 2,018,755       1,933,824

Share Transactions:
    Issued                             655,277      8,742,822       9,220,289
    Reinvested                           7,620         82,687          85,372
    Redeemed                          (653,632)    (8,740,578)     (8,981,895)

Change in shares                         9,265         84,931         323,766

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                     Financial Highlights

                                   One Month       Year             Year             Year             Year             Year
                                   Ended           Ended            Ended            Ended            Ended            Ended
                                   October 31,     September 30,    September 30,    September 30,    September 30,    September 30,
                                   1999            1999<F2>         1998             1997             1996             1995

Net Asset Value,
  Beginning of Period              $    1.000      $    1.000       $    1.000       $    1.000       $    1.000       $    1.000
Investment Activities
  Net investment income                 0.004           0.044            0.049            0.047            0.047            0.050

Total from Investment Activities        0.004           0.044            0.049            0.047            0.047            0.050

Distributions
  Net investment income                (0.004)         (0.044)          (0.049)          (0.047)          (0.047)          (0.050)

Total Distributions                    (0.004)         (0.044)          (0.049)          (0.047)          (0.047)          (0.050)

Net Asset Value,
  End of Period                    $    1.000      $    1.000       $    1.000       $    1.000       $    1.000       $    1.000

Total Return                             0.39%<F3>       4.46%            4.98%            4.85%            4.86%            5.10%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)              $2,028,020      $2,018,755       $1,933,824       $1,610,058       $1,333,063       $1,224,129

Ratio of expenses to
  average net assets<F5>                 0.72%<F4>       0.71%            0.72%            0.72%            0.75%            0.78%
Ratio of net investment
  income to average
  net assets<F5>                         4.61%<F4>       4.34%            4.86%            4.75%            4.72%            5.00%
Ratio of expenses to
  average net assets<F1>                 0.84%<F4>       0.77%            0.73%            0.73%            0.76%            0.80%
Ratio of net investment
  income to average
  net assets<F1>                         4.49%<F4>       4.28%            4.85%            4.74%            4.71%            4.98%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves
     Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.
<F3> Not Annualized
<F4> Annualized
<F5> Effective April 1, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                            Notes to Financial Statements

1. Organization:

The Victory Portfolios (the "Trust") was organized on February 5, 1986 as a Massachusetts Trust and reorganized on December 6, 1995 as a Deleware Business Trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of September 30, 1999, the Trust offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the Victory Gradison Government Reserves Fund (the "Fund"). The Fund is authorized to issue Class G Shares. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with The Gradison McDonald Cash Reserves Trust, also registered as an open-end investment management company under the 1940 Act, pursuant to which all of the assets and liabilities of the Gradison U.S. Government Reserves Fund (the "Gradison Fund") were transferred to the Victory Gradison Government Reserves Fund of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of that Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 1, 1999 (the "Effective Date of the Reorganization"), following approval by shareholders of The Gradison McDonald Cash Reserves Trust, at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Gradison Government Reserves Fund is that of the Gradison U.S. Government Reserves Fund. In conjunction with the reorganization, the Fund changed its year end from September 30 to October 31, therefore, the accompanying financial statements and financial highlights of the Victory Gradison Government Reserves Fund reflect the operations of the Gradison Government Reserves Fund for the year ended September 30, 1999 and the one month ended October 31, 1999. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                           Before Reorganization          After Reorganization

                     Gradison U.S.     Victory Gradison    Victory Gradison
                     Government        Government          Government
                     Reserves Fund     Reserves Fund       Reserves Fund

Shares (000)          2,190,366        --                   2,190,366
Net Assets (000)     $2,190,366        --                  $2,190,366
Net Asset Value      $     1.00        --                  $     1.00

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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Repurchase Agreements:

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets of all funds included in the Trust or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

As of the Effective Date of the Reorganization, investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly-owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees computed daily and paid monthly based on the Fund's average daily net assets, at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion. KeyTrust Company of Ohio, serving as custodian for the Funds as of the Effective Dates of the Reorganization, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Bisys Fund Services (the "Administrator or the "Distributor" as applicable), an indirect, wholly owned subsidiary of the Bisys Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund and, during the period October 23, 1998 through the Effective Date of the Reorganization, as distributor for the Fund. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets up to $300 million, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.10% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. McDonald Investments Inc. provides certain shareholder services for the Fund under the terms of an administrative services agreement with the Fund, and receives a monthly fee at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined. Effective March 1, 1999, BISYS also serves as the Fund's mutual fund accountant and receives a fee for these services under the terms of the Fund Accounting Agreement.

Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

Additional information regarding related party transactions is as follows for the year ended September 30, 1999 and the one month ended October 31, 1999:

September 30, 1999:
                        Investment Advisory Fees     Administration Fees

                        Percentage                   Percentage
                        of Average     Voluntary     of Average     Voluntary
                        Daily          Fee           Daily          Fee
                        Net Assets     Reductions    Net Assets     Reductions

                        0.50%          $617          0.15%          $399

October 31, 1999:

                        Investment Advisory Fees     Administration Fees

                        Percentage                   Percentage
                        of Average     Voluntary     of Average     Voluntary
                        Daily          Fee           Daily          Fee
                        Net Assets     Reductions    Net Assets     Reductions

                        0.50%          $120          0.15%          $ 99

Prior to the Effective Date of the Reorganization, investment advisory services were provided by McDonald & Company Securities, Inc. ("McDonald"), pursuant to an investment advisory agreement between the Gradison Fund and McDonald under substantially the same terms as the Fund's investment advisory agreement described above. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Date of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between the Gradison fund and McDonald. Under the terms of that agreement, the Gradison Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Fund paid fund accounting fees to McDonald under substantially the same terms as the Fund. Distribution fees, prior to the Effective Date of the Reorganization, were paid by the Gradison Fund to McDonald pursuant to an agreement under substantially the same terms a the Funds' agreement. Prior to the Effective Date of the Reorganization, officers of the Gradison Fund were also officers of McDonald.

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5. Voting Results of a Special Meeting of Gradison U.S. Government Reserves
Fund Shareholders:

A Special Meeting of Shareholders of the Gradison U.S. Government Reserves Fund was held on March 5, 1999. At the meeting, shareholders voted on the following matters with the following results as indicated below:

Proposal 1

To approve an Agreement and Plan of Reorganization and Termination pursuant to which the Gradison U.S. Government Reserves Fund will transfer all of its assets and liabilities solely in exchange (the "Exchange") for Class G Shares of the Victory Gradison Government Reserves Fund. The Gradison U.S. Government Reserves Fund will distribute Class G shares of the Victory Gradison Government Reserves Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison U.S. Government Reserves Fund held by such shareholders as of the date of the Exchange, after which the Gradison U.S. Government Reserves Fund will be terminated.

                             For              Against         Abstain

Gradison U.S. Government
  Reserves Fund              1,103,846,562    32,553,832      63,522,119

Proposal 2

To approve a new Investment Advisory Agreement between each Gradison Trust, on behalf of the Fund, and McDonald Investments, Inc. because the merger of McDonald's corporate parent with KeyCorp caused the previous agreement to terminate.

                             For              Against         Abstain

Gradison U.S. Government
  Reserves Fund              1,107,712,491    29,425,603      62,784,420

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  The Victory Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Gradison Government Reserves Fund (one of the Funds constituting the Victory Portfolio) at September 30, 1999 and October 31, 1999, the results of operations, the changes in net assets, and the financial highlights for each of the periods presented in conformity with general accepted accounting principles. The financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at September 30, 1999 and October 31, 1999 by correspondence with the custodian and brokers, provided reasonable basis for the opinion expressed above. The Gradison Government Reserves Fund's Statement of Changes in Net Assets for the year ended September 30, 1998 and the financial highlights for each of the four years in the period ended September 30, 1998, were audited by other auditors, whose report dated October 23, 1998 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Columbus, Ohio
November 19, 1999

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                                                               U.S. Postage
                                                               PAID
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                                                               Permit No. 1535

                                  (LOGO)(R)
                                Victory Funds

Call Victory at:                                   Visit our web site at:
800-539-FUND (800-539-3863)                        www.victoryfunds.com

                                                               1VF-GGR-AR 10/99